Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Estimated income necessary to fully realize the deferred tax asset	$ 86,100,000
Valuation allowance for deferred tax assets	(35,971,000)	$ (35,789,000)
Change in deferred tax valuation adjustment	$ (182,000)
CHINA [Member]
Statutory rate	25.00%
Research and Development Credit Carryforward [Member]
Tax credit carryforwards	$ 1,500,000
Amount of credit carryforward that may expire	$ 38,505